Debt (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012 Predecessor	Dec. 31, 2011 Predecessor	Sep. 30, 2013 $75 million senior secured revolving credit facility bearing interest at floating rates, due August 2016	Sep. 30, 2013 Mortgage notes, bearing fixed interest from 5.35% to 6.58%	Sep. 30, 2013 Mortgage notes, bearing fixed interest from 5.35% to 6.58% Minimum	Sep. 30, 2013 Mortgage notes, bearing fixed interest from 5.35% to 6.58% Maximum	Sep. 30, 2013 Mortgage notes, bearing fixed interest from 5.35% to 6.58% Due in 2017	Sep. 30, 2013 Mortgage notes, bearing fixed interest from 5.35% to 6.58% Due in 2018	Dec. 31, 2012 Mortgage notes, bearing fixed interest from 5.35% to 6.58% Predecessor	Dec. 31, 2012 Mortgage notes, bearing fixed interest from 5.35% to 6.58% Predecessor Minimum	Dec. 31, 2012 Mortgage notes, bearing fixed interest from 5.35% to 6.58% Predecessor Maximum	Sep. 30, 2013 Mortgage notes, bearing variable interest from 2.44% to 2.94%	Sep. 30, 2013 Mortgage notes, bearing variable interest from 2.44% to 2.94% Minimum	Sep. 30, 2013 Mortgage notes, bearing variable interest from 2.44% to 2.94% Maximum	Sep. 30, 2013 Mortgage notes, bearing variable interest from 2.44% to 2.94% Due in 2016	Sep. 30, 2013 Mortgage notes, bearing variable interest from 2.44% to 2.94% Due in 2017	Dec. 31, 2012 Mortgage notes, bearing variable interest from 2.44% to 2.94% Predecessor	Dec. 31, 2012 Mortgage notes, bearing variable interest from 2.44% to 2.94% Predecessor Minimum	Dec. 31, 2012 Mortgage notes, bearing variable interest from 2.44% to 2.94% Predecessor Maximum	Dec. 31, 2012 Mezzanine debt bearing interest at 12.0% and due 2013 Predecessor	Dec. 31, 2011 Mezzanine debt bearing interest at 12.0% and due 2013 Predecessor	Dec. 31, 2012 Line of credit bearing variable interest at 4.25% and due in 2012 Predecessor
Debt
Total debt	$ 66,525,000	$ 84,489,000	$ 98,674,263	$ 19,850,000	$ 32,125,000					$ 34,457,000			$ 14,550,000					$ 45,536,000			$ 4,400,000	$ 4,400,000	$ 96,000
Maximum borrowing capacity				75,000,000
Interest rate ( as a percent)						5.35%	6.58%				5.35%	6.58%									12.00%
Variable interest (as a percent)														2.44%	2.94%				2.44%	2.94%			4.25%
Balloon payment								$ 23,748,000	$ 6,169,000							$ 7,683,000	$ 5,680,000